PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 7:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2014	2015
Cost:
Computers and peripheral equipment	$26,647	$27,495
Office furniture and equipment	10,861	11,593
Leasehold improvements	2,908	3,354

	40,416	42,442
Accumulated depreciation:
Computers and peripheral equipment	24,607	25,833
Office furniture and equipment	9,873	10,264
Leasehold improvements	2,080	2,255

	36,560	38,352

Depreciated cost	$3,856	$4,090

Depreciation expenses amounted to $2,014, $1,874 and $1,761 for the years ended December 31, 2013, 2014 and 2015, respectively.